Quarterly Holdings Report
for
Fidelity® Clean Energy ETF
September 30, 2023
CET-NPRT1-1123
1.9903831.101
Common Stocks - 99.7%
	Shares	Value ($)
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Enviva, Inc.	32,608	243,582
INDUSTRIALS - 28.1%
Commercial Services & Supplies - 1.6%
China Everbright International Ltd.	1,282,000	441,965
Construction & Engineering - 1.7%
Ameresco, Inc. Class A (a)	12,915	498,002
Electrical Equipment - 24.8%
Abalance Corp.	10,100	227,753
Array Technologies, Inc. (a)	30,130	668,585
Bloom Energy Corp. Class A (a)	45,580	604,391
CS Wind Corp.	11,242	454,046
Doosan Fuel Cell Co. Ltd. (a)	23,818	355,664
Goldwind Science & Technology Co. Ltd. (H Shares)	685,600	345,783
Nextracker, Inc. Class A	14,582	585,613
Nordex SE (a)	46,149	568,978
Plug Power, Inc. (a)	95,608	726,621
Shoals Technologies Group, Inc. (a)	37,182	678,572
Sunrun, Inc. (a)	47,555	597,291
Vestas Wind Systems A/S (a)	60,114	1,293,568
		7,106,865
TOTAL INDUSTRIALS		8,046,832
INFORMATION TECHNOLOGY - 22.6%
Electronic Equipment, Instruments & Components - 1.8%
Landis+Gyr Group AG	7,086	513,557
Semiconductors & Semiconductor Equipment - 20.8%
Canadian Solar, Inc. (a)	19,641	483,365
Enphase Energy, Inc. (a)	9,972	1,198,136
First Solar, Inc. (a)	7,013	1,133,231
Flat Glass Group Co. Ltd.	198,000	444,952
JinkoSolar Holdings Co. Ltd. ADR	16,238	493,148
Maxeon Solar Technologies Ltd. (a)	24,234	280,872
SMA Solar Technology AG (a)	6,719	437,139
SolarEdge Technologies, Inc. (a)	6,286	814,100
Xinyi Solar Holdings Ltd.	912,000	682,383
		5,967,326
TOTAL INFORMATION TECHNOLOGY		6,480,883
UTILITIES - 48.2%
Electric Utilities - 8.1%
Acciona SA	5,207	665,408
ORSTED A/S (b)	18,067	987,847
Verbund AG	8,205	669,337
		2,322,592
Independent Power and Renewable Electricity Producers - 40.1%
Atlantica Sustainable Infrastructure PLC	24,994	477,385
Boralex, Inc. Class A	26,134	564,046
Brookfield Renewable Corp.	26,544	638,273
China Datang Corp. Renewable Power Co. Ltd.	1,653,000	392,574
China Longyuan Power Grid Corp. Ltd. (H Shares)	853,000	742,795
Clearway Energy, Inc. Class C	24,929	527,498
Corp. ACCIONA Energias Renovables SA	19,594	506,182
Drax Group PLC	99,016	530,307
EDP Renovaveis SA	46,197	758,855
Encavis AG (a)	39,079	551,320
Enlight Renewable Energy Ltd. (a)	36,989	583,740
ERG SpA	20,574	497,517
Innergex Renewable Energy, Inc.	51,018	383,767
Neoen SA (b)	14,870	434,839
Northland Power, Inc.	43,967	719,342
Ormat Technologies, Inc.	10,309	720,805
ReNew Energy Global PLC (a)	63,434	344,447
RENOVA, Inc. (a)	38,000	288,263
Solaria Energia y Medio Ambiente SA (a)	35,050	543,650
Sunnova Energy International, Inc. (a)	39,695	415,607
TransAlta Renewables, Inc.	50,941	463,066
West Holdings Corp.	19,200	413,657
		11,497,935
TOTAL UTILITIES		13,820,527
TOTAL COMMON STOCKS (Cost $40,579,955)		28,591,824

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $7,251)	7,250	7,251

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $40,587,206)	28,599,075
NET OTHER ASSETS (LIABILITIES) - 0.3%	71,944
NET ASSETS - 100.0%	28,671,019

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,422,686 or 5.0% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	199,986	192,735	68	-	-	7,251	0.0%
Total	-	199,986	192,735	68	-	-	7,251

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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